Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$938,531	$—	$3,259,024
Derivative assets measured at fair value	$—	$938,531	$—	$3,259,024
Liabilities:
Forward foreign exchange contracts	$—	$(815,494)	$—	$(2,181,171)
Interest rate swap contracts	—	(404,549)	—	(585,415)
Cross-currency interest rate swap
contracts	—	(463,365)	—	(303,285)
Derivative liabilities measured at fair
value	$—	$(1,683,408)	$—	$(3,069,871)

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$694,795	$—	$2,204,383
Cross-currency interest rate swap
contracts	—	—	—	291,694
Derivative assets measured at fair value	$—	$694,795	$—	$2,496,077
Liabilities:
Forward foreign exchange contracts	$—	$(479,735)	$—	$(4,169,805)
Interest rate swap contracts	—	(1,380,454)	—	(949,068)
Cross-currency interest rate swap
contracts	—	(1,292,475)	—	(957,678)
Derivative liabilities measured at fair
value	$—	$(3,152,664)	$—	$(6,076,551)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$54,442	$—	$3,961,279
Interest rate swap contracts	—	—	—	104,000
Cross-currency interest swap contracts	—	503,551	—	1,086,822
Derivative assets measured at fair value	$—	$557,993	$—	$5,152,101
Liabilities:
Forward foreign exchange contracts	$—	$(483,421)	$—	$(3,835,234)
Interest rate swap contracts	—	(529,712)	—	(127,336)
Cross-currency interest rate swap
contracts	—	(388,913)	—	(519,099)
Commitment to issue shares and
warrants relating to litigation
settlement	—	(120,237,773)	—	(30,100,793)
Derivative liabilities measured at fair
value	$—	$(121,639,819)	$—	$(34,582,462)

Assets Measured at Fair Value on a Nonrecurring Basis
	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses
Long-lived assets held
and used	$—	$—	$28,424,849	$(5,269,281)
Long-lived assets held
for sale	—	—	8,184,462	(22,718,729)
	$—	$—	$36,609,311	$(27,988,010)